American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
March 31, 2021

VP Disciplined Core Value - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 0.7%
Boeing Co. (The)(1)	3,624	923,106
Raytheon Technologies Corp.	10,360	800,517
Textron, Inc.	25,363	1,422,357
		3,145,980
Air Freight and Logistics — 0.8%
FedEx Corp.	11,927	3,387,745
Airlines — 1.1%
Alaska Air Group, Inc.(1)	23,219	1,606,987
Delta Air Lines, Inc.(1)	12,207	589,354
Southwest Airlines Co.(1)	39,270	2,397,826
		4,594,167
Auto Components — 0.5%
Lear Corp.	11,181	2,026,556
Automobiles — 1.4%
Ford Motor Co.(1)	265,158	3,248,185
General Motors Co.(1)	46,247	2,657,353
		5,905,538
Banks — 5.7%
Bank of America Corp.	150,428	5,820,060
CIT Group, Inc.	12,388	638,106
Citigroup, Inc.	71,603	5,209,118
East West Bancorp, Inc.	24,311	1,794,152
JPMorgan Chase & Co.	56,957	8,670,564
Truist Financial Corp.	45,457	2,651,052
		24,783,052
Biotechnology — 2.2%
AbbVie, Inc.	44,868	4,855,615
Amgen, Inc.	4,439	1,104,467
Gilead Sciences, Inc.	45,648	2,950,230
Sage Therapeutics, Inc.(1)	6,382	477,693
		9,388,005
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	12,894	1,921,593
Cboe Global Markets, Inc.	24,588	2,426,590
Goldman Sachs Group, Inc. (The)	9,670	3,162,090
Moody's Corp.	11,294	3,372,501
Morgan Stanley	40,479	3,143,599
MSCI, Inc.	2,053	860,782
S&P Global, Inc.	7,312	2,580,185
T. Rowe Price Group, Inc.	14,803	2,540,195
		20,007,535
Chemicals — 1.5%
Dow, Inc.	42,045	2,688,357
Linde plc	3,725	1,043,522
Mosaic Co. (The)	61,593	1,946,955
Olin Corp.	18,825	714,785
		6,393,619

Commercial Services and Supplies — 0.5%
Waste Management, Inc.	16,400	2,115,928
Communications Equipment — 1.7%
Cisco Systems, Inc.	92,494	4,782,864
Juniper Networks, Inc.	108,669	2,752,586
		7,535,450
Construction and Engineering — 1.7%
MasTec, Inc.(1)	6,804	637,535
Quanta Services, Inc.	62,017	5,456,255
Valmont Industries, Inc.	4,837	1,149,610
		7,243,400
Consumer Finance — 0.4%
Synchrony Financial	45,970	1,869,140
Containers and Packaging — 1.1%
International Paper Co.	29,873	1,615,233
WestRock Co.	58,363	3,037,794
		4,653,027
Distributors — 0.2%
LKQ Corp.(1)	20,654	874,284
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)	24,331	6,215,841
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	153,594	4,649,290
Lumen Technologies, Inc.	227,613	3,038,634
Verizon Communications, Inc.	94,305	5,483,836
		13,171,760
Electric Utilities — 0.5%
NextEra Energy, Inc.	28,773	2,175,527
Electrical Equipment — 1.5%
Eaton Corp. plc	28,476	3,937,661
Emerson Electric Co.	27,596	2,489,711
		6,427,372
Electronic Equipment, Instruments and Components — 2.3%
Arrow Electronics, Inc.(1)	57,627	6,386,224
Avnet, Inc.	60,079	2,493,879
SYNNEX Corp.	10,815	1,241,995
		10,122,098
Energy Equipment and Services — 1.2%
Baker Hughes Co.	129,642	2,801,564
NOV, Inc.(1)	94,685	1,299,078
Schlumberger NV	47,461	1,290,464
		5,391,106
Entertainment — 0.9%
Madison Square Garden Sports Corp.(1)	9,952	1,785,986
Walt Disney Co. (The)(1)	11,524	2,126,408
		3,912,394
Equity Real Estate Investment Trusts (REITs) — 1.8%
Iron Mountain, Inc.	60,575	2,241,881
Public Storage	10,978	2,708,931
Simon Property Group, Inc.	18,584	2,114,302
Spirit Realty Capital, Inc.	22,997	977,372
		8,042,486
Food and Staples Retailing — 4.2%
Kroger Co. (The)	213,548	7,685,593

Walgreens Boots Alliance, Inc.	114,651	6,294,340
Walmart, Inc.	33,103	4,496,380
		18,476,313
Food Products — 3.7%
General Mills, Inc.	75,991	4,659,768
Hershey Co. (The)	8,022	1,268,760
J.M. Smucker Co. (The)	3,768	476,765
Kraft Heinz Co. (The)	61,529	2,461,160
Lamb Weston Holdings, Inc.	11,968	927,281
Tyson Foods, Inc., Class A	85,464	6,349,975
		16,143,709
Health Care Equipment and Supplies — 1.8%
DENTSPLY SIRONA, Inc.	38,699	2,469,383
Zimmer Biomet Holdings, Inc.	32,379	5,183,230
		7,652,613
Health Care Providers and Services — 5.6%
Anthem, Inc.	17,214	6,178,966
Cardinal Health, Inc.	23,752	1,442,934
CVS Health Corp.	54,022	4,064,075
Humana, Inc.	5,152	2,159,976
Laboratory Corp. of America Holdings(1)	12,068	3,077,702
McKesson Corp.	12,806	2,497,682
UnitedHealth Group, Inc.	13,243	4,927,323
		24,348,658
Health Care Technology — 0.2%
Cerner Corp.	12,657	909,785
Hotels, Restaurants and Leisure — 2.0%
Aramark	46,581	1,759,830
Churchill Downs, Inc.	2,443	555,587
Darden Restaurants, Inc.	13,120	1,863,040
Las Vegas Sands Corp.(1)	9,545	579,954
Starbucks Corp.	4,968	542,854
Texas Roadhouse, Inc.(1)	5,897	565,758
Vail Resorts, Inc.(1)	6,147	1,792,834
Yum! Brands, Inc.	10,335	1,118,040
		8,777,897
Household Durables — 1.6%
Lennar Corp., Class A	20,907	2,116,415
Mohawk Industries, Inc.(1)	20,819	4,003,702
PulteGroup, Inc.	19,672	1,031,600
		7,151,717
Household Products — 2.7%
Church & Dwight Co., Inc.	12,247	1,069,775
Clorox Co. (The)	12,919	2,491,817
Colgate-Palmolive Co.	32,575	2,567,887
Kimberly-Clark Corp.	5,772	802,597
Procter & Gamble Co. (The)	35,451	4,801,129
		11,733,205
Industrial Conglomerates — 1.4%
3M Co.	12,099	2,331,235
Honeywell International, Inc.	16,912	3,671,088
		6,002,323
Insurance†
Athene Holding Ltd., Class A(1)	314	15,826

Interactive Media and Services — 1.3%
Alphabet, Inc., Class A(1)	2,781	5,735,868
IT Services — 2.0%
Accenture plc, Class A	6,595	1,821,869
Akamai Technologies, Inc.(1)	15,767	1,606,657
Cognizant Technology Solutions Corp., Class A	23,098	1,804,416
International Business Machines Corp.	24,898	3,317,907
		8,550,849
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc.	1,495	682,288
Machinery — 1.9%
CNH Industrial NV(1)	122,005	1,908,158
Cummins, Inc.	7,713	1,998,515
Kennametal, Inc.	14,247	569,453
Snap-on, Inc.	15,659	3,613,158
		8,089,284
Media — 1.4%
Comcast Corp., Class A	60,081	3,250,983
Discovery, Inc., Class C(1)	24,686	910,667
Liberty Broadband Corp., Class C(1)	13,154	1,975,073
		6,136,723
Metals and Mining — 1.5%
Cleveland-Cliffs, Inc.	101,794	2,047,078
Freeport-McMoRan, Inc.(1)	40,325	1,327,902
Nucor Corp.	39,704	3,187,040
		6,562,020
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	7,857	899,312
Kohl's Corp.	45,052	2,685,550
Target Corp.	18,085	3,582,096
		7,166,958
Oil, Gas and Consumable Fuels — 5.0%
Chevron Corp.	38,386	4,022,469
ConocoPhillips	39,203	2,076,583
DCP Midstream LP	24,644	533,789
Devon Energy Corp.	47,688	1,041,983
EOG Resources, Inc.	42,973	3,116,832
Exxon Mobil Corp.	63,162	3,526,334
Marathon Oil Corp.	320,850	3,426,678
New Fortress Energy, Inc.	33,008	1,515,397
Phillips 66	22,124	1,803,991
Valero Energy Corp.	8,147	583,325
		21,647,381
Personal Products — 0.1%
Herbalife Nutrition Ltd.(1)	9,101	403,720
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	66,449	4,194,926
Johnson & Johnson	35,769	5,878,635
Merck & Co., Inc.	38,490	2,967,194
Pfizer, Inc.	151,575	5,491,562
		18,532,317
Professional Services — 1.0%
ASGN, Inc.(1)	10,420	994,485
Nielsen Holdings plc	141,343	3,554,776
		4,549,261

Road and Rail — 0.2%
Ryder System, Inc.	14,438	1,092,235
Semiconductors and Semiconductor Equipment — 6.5%
Applied Materials, Inc.	28,290	3,779,544
Broadcom, Inc.	6,191	2,870,519
Intel Corp.	77,260	4,944,640
KLA Corp.	2,727	901,001
Micron Technology, Inc.(1)	51,224	4,518,469
Qorvo, Inc.(1)	22,365	4,086,086
QUALCOMM, Inc.	32,972	4,371,757
Synaptics, Inc.(1)	4,372	592,056
Texas Instruments, Inc.	12,642	2,389,212
		28,453,284
Software — 2.6%
Autodesk, Inc.(1)	1,386	384,130
Citrix Systems, Inc.	3,917	549,790
j2 Global, Inc.(1)	8,651	1,036,909
Microsoft Corp.	19,478	4,592,328
Oracle Corp. (New York)	36,038	2,528,787
VMware, Inc., Class A(1)	14,927	2,245,767
		11,337,711
Specialty Retail — 2.8%
AutoNation, Inc.(1)	12,781	1,191,445
Best Buy Co., Inc.	20,220	2,321,458
Dick's Sporting Goods, Inc.	14,925	1,136,539
Gap, Inc. (The)(1)	96,525	2,874,514
Home Depot, Inc. (The)	7,748	2,365,077
Lithia Motors, Inc., Class A	2,943	1,148,035
Lowe's Cos., Inc.	7,126	1,355,223
		12,392,291
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc.	42,168	5,150,821
Textiles, Apparel and Luxury Goods — 2.2%
PVH Corp.(1)	36,282	3,835,007
Ralph Lauren Corp.(1)	27,631	3,403,034
Skechers USA, Inc., Class A(1)	14,489	604,336
Tapestry, Inc.(1)	38,808	1,599,278
		9,441,655
Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.	53,046	2,519,155
Trading Companies and Distributors — 0.8%
United Rentals, Inc.(1)	8,550	2,815,601
WESCO International, Inc.(1)	5,791	501,095
		3,316,696
TOTAL COMMON STOCKS (Cost $347,738,879)		422,354,573
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 1000 Value ETF (Cost $8,498,887)	56,931	8,627,893
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $2,192,561), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $2,149,496)		2,149,495
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $7,310,358), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $7,167,000)		7,167,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	2,596,517	2,596,517
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,913,012)		11,913,012
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $368,150,778)		442,895,478
OTHER ASSETS AND LIABILITIES — (1.8)%		(8,016,196)
TOTAL NET ASSETS — 100.0%		$434,879,282

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	422,354,573	—	—
Exchange-Traded Funds	8,627,893	—	—
Temporary Cash Investments	2,596,517	9,316,495	—
	433,578,983	9,316,495	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.